KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - March 31, 2022 (Unaudited)

COMMON STOCKS - 59.05%	Shares	Value
Accommodation - 0.19%
Civeo Corp. - ADR*	10,666	251,771

Aerospace and Defense - 0.01%
CACI International, Inc. - Class A*	48	14,460

Agricultural Operations - 0.00%
Wilmar International Ltd.	100	347

Asset Management - 0.15%
Sprott, Inc.*	4,115	206,318

Beverage and Tobacco Product Manufacturing - 0.02%
Crimson Wine Group Limited*	2,800	22,652

Data Processing, Hosting and Related Services - 0.01%
Core Scientific, Inc.*	1,800	14,814

Data Processing, Hosting, and Related Services - 2.37%
MasterCard, Inc. - Class A	4,000	1,429,520
Visa, Inc. - Class A	8,000	1,774,160
		3,203,680
Diversified Real Estate Activities - 0.00%
PrairieSky Royalty Limited*	200	2,766

E-Commerce - 0.10%
eBay, Inc.	2,400	137,424

Funds, Trusts, and Other Financial Vehicles - 0.45%
Mesabi Trust^	22,942	611,175

Global Exchanges - 0.97%
ASX Ltd.	4,400	269,329
Deutsche Boerse AG	1,800	324,575
Euronext NV	2,520	230,548
Hellenic Exchanges - Athens Stock Exchange SA	800	3,266
Japan Exchange Group Inc. - ADR*^	7,200	66,672
London Stock Exchange Group Plc	600	62,787
NZX Limited	364,202	360,946
		1,318,123
Industrial Machinery Manufacturing - 0.00%
TerraVest Industries, Inc.*	332	6,679

Insurance Carriers and Related Activities - 0.05%
Arthur J. Gallagher & Co.	400	69,840

Management of Companies and Enterprises - 3.28%
Associated Capital Group, Inc. - Class A	59,600	2,497,836
Dundee Corporation - Class A*	1,800	2,124
Galaxy Digital Holdings Ltd.*	114,000	1,942,327
		4,442,287
Merchant Wholesalers, Durable Goods - 0.09%
A-Mark Precious Metals, Inc.	1,600	123,744

Mining (except Oil and Gas) - 2.50%
Franco-Nevada Corporation - ADR	9,144	1,458,651
Sandstorm Gold Ltd. - ADR	60,400	488,032
Wheaton Precious Metals Corporation - ADR	30,288	1,441,103
		3,387,786
Oil and Gas Extraction - 36.32%
Texas Pacific Land Corp. [c]	36,328	49,119,452

Other Financial Investment Activities - 0.60%
Brookfield Asset Management, Inc. - Class A	3,600	203,652
GAMCO Investors, Inc. - Class A [f]	27,200	601,392
Morgan Group Holding Co.*[f]	872	1,352
		806,396
Other Investment Pools and Funds - 2.81%
Partners Value Investments LP*ag	43,516	2,648,936
Urbana Corporation *	3,800	11,855
Urbana Corporation - Class A*	356,004	1,133,381
		3,794,172
Real Estate - 3.87%
DREAM Unlimited Corp.*	120,200	4,788,193
The Howard Hughes Corporation*	2,400	248,664
Tejon Ranch Co.*	10,400	189,904
		5,226,761
Securities and Commodities Exchanges - 4.09%
Cboe Global Markets, Inc.	7,806	893,162
CME Group, Inc.	5,800	1,379,588
IntercontinentalExchange Group, Inc.	12,900	1,704,348
Miami International Holdings, Inc.*ag	95,000	751,450
NASDAQ, Inc.	2,400	427,680
TMX Group Ltd.*	3,600	370,266
		5,526,494
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.07%
Bakkt Holdings, Inc.*^	100	616
Burford Capital Ltd. - ADR	100	919
CF Acquisition Corp VI*^	400	4,748
MarketAxess Holdings, Inc.	48	16,329
OTC Markets Group Inc. - Class A	400	24,800
S&P Global, Inc.	114	46,564
Sprott, Inc. - ADR*^	–	0
		93,976
Support Activities for Water Transportation - 1.10%
Clarkson plc	30,500	1,482,450

TOTAL COMMON STOCKS
(cost $27,175,661)		79,863,567

PREFERRED STOCKS - 0.18%
Other Investment Pools and Funds - 0.18%
Partners Value Investments LP - Class A*ag	11,832	236,640

TOTAL PREFERRED STOCKS
(cost $219,010)		236,640

CONVERTIBLE PREFERRED STOCKS - 0.00%
Insurance Carriers and Related Activities - 0.00%
Brookfield Asset Management Reinsurance Partners Ltd. - ADR	24	1,373

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $1,646)		1,373

UNIT INVESTMENT TRUST - 13.59%
Funds, Trusts, and Other Financial Vehicles - 0.00%
Grayscale Ethereum Classic Trust*	12	186

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 13.59%
Grayscale Bitcoin Trust* [c]	601,874	18,381,232

TOTAL UNIT INVESTMENT TRUST
(cost $1,460,075)		18,381,418

	Principal
CONVERTIBLE BONDS - 0.00%	Amount	Value
Department Stores - 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019 *ef	5,720	60

TOTAL CONVERTIBLE BONDS
(cost $5,720)		60

CORPORATE BONDS - 0.01%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.01%
GAMCO Investors, Inc., 4.000%, 06/15/2023 [f]	14,000	13,714

TOTAL CORPORATE BONDS
(cost $14,000)		13,714

EXCHANGE TRADED FUNDS - 0.01%	Shares
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.01%
ProShares Short VIX Short-Term Futures ETF*	200	10,912

TOTAL EXCHANGE TRADED FUNDS
(cost $6,796)		10,912

WARRANTS - 0.26%	Shares
Other Investment Pools and Funds - 0.24%
Partners Value Investments LP Expiration: 06/30/2026, Exercise Price: 32.45 CAD *ag	43,516	331,030

Securities and Commodities Exchanges - 0.02%
Miami International Holdings, Inc. Expiration: 04/08/2026, Exercise Price: 7.50 USD *ag	14,469	29,951

TOTAL WARRANTS
(cost $130,104)		360,981

TOTAL INVESTMENTS - 73.10%
(cost $29,013,012)		$98,868,665

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2022. Total loaned securities had a market value of $544,832 at March 31, 2022. The total collateral for the loaned securities was cash in the amount of $553,339.

[a]	- Value determined using significant unobservable inputs.
[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.
[f]	- Level 2 Investment.
[g]	- Illiquid.
ADR	- American Depository Receipt.
CAD	- Canadian Dollars.
ETF	- Exchange Traded Fund.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2022, 0.28%, 1.10%, 0.58%, 0.00%, and 0.05% of the net assets of The Global Portfolio, The Internet Portfolio, The Market Opportunities Portfolio, The Medical Portfolio, and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at March 31, 2022.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of March 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$75,860,437	$602,744	$3,400,386	$79,863,567
Unit Investment Trust	18,381,418	–	–	18,381,418
Convertible Preferred Stocks	1,373	–	–	1,373
Corporate Bonds	–	13,714	–	13,714
Preferred Stocks	–	–	236,640	236,640
Convertible Bonds		60	–	60
Exchange Traded Funds	10,912	–	–	10,912
Warrants	–	–	360,981	360,981
Total Investments in Securities	$94,254,140	$616,518	$3,998,007	$98,868,665

During the quarter ended March 31, 2022, there was a transfer of $2,436,119 out of Level 2 into Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2021	$3,907,139
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	90,868
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2022	$3,998,007

Description	Fair Value at 3/31/2022	Valuation Techniques	Unobservable Input	Range
Common Stocks	$2,648,936	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$66.00 - $80.00
Common Stocks	$751,450	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Precedent Transaction	$7.25 - $8.44
Preferred Stocks	$236,640	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$20.00 - $23.00
Warrants	$331,030	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$8.61 - $10.50
Warrants	$29,951	Black Scholes Method	Volatility	25%

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.